SHARE BASED COMPENSATION (Weighted average inputs, assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE BASED COMPENSATION
Risk-free annual interest rate	2.85%	1.12%
Current stock price	$ 0.95	$ 2.88
Expected annualized volatility	100.00%	100.00%
Expected life (years)	7 years	5 years
Expected annual dividend yield	0.00%	0.00%
Exercise price	$ 0.96	$ 2.88
Weighted average grant date fair value	$ 0.96	$ 2.88